Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Tax losses carry forwards	$ 551,303	$ 167,454
Expected credit losses	1,543	421
Others		991
Valuation allowance	(552,846)	(168,866)
Deferred tax assets
Deferred tax liabilities
Property, plant and equipment		(1,463)
Total deferred tax assets		$ (1,463)